Post-employment benefits - Summary of Pension Costs Recognized in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	$ (1,841)	$ (2,637)	$ (1,321)
Interest cost	(26)	(24)	(414)
Total recognized	(1,867)	(2,661)	(1,735)
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(1,827)	(2,625)	(1,311)
Interest cost	(24)	(23)	(413)
Total recognized	(1,851)	(2,648)	(1,724)
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(14)	(12)	(10)
Interest cost	(2)	(1)	(1)
Total recognized	$ (16)	$ (13)	$ (11)